12. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2020	2019

Benefit obligation at beginning of period	$4,700	4,566
Service cost	323	299
Interest cost	63	58
Benefits paid	(216)	(223)

Benefit obligation at end of period	$4,870	4,700

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2020	2019

Benefit obligation $	4,870	4,700
Fair value of plan assets	-	-

(Dollars in thousands)
	2020	2019

Funded status	$(4,870)	(4,700)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(4,870)	(4,700)

Unfunded accrued liability	$(4,870)	(4,700)
Intangible assets	-	-

Net amount recognized	$(4,870)	(4,700)

Schedule of net benefit costs
(Dollars in thousands)
	2020	2019	2018

Service cost	$323	299	362
Interest cost	63	58	70

Net periodic cost	$386	357	432

Weighted average discount rate assumption
used to determine benefit obligation	5.49%	5.49%	5.49%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2021	$353
2022	$342
2023	$342
2024	$354
2025	$370
Thereafter	$8,345